SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital - GBP (£) £ / shares in Units, £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Nov. 25, 2009
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
At 1 January	£ 7,005
At 31 December	£ 7,084	£ 7,005
Ordinary shares
SHARE CAPITAL (Details) - Schedule of Issued and Fully Paid Share Capital [Line Items]
Par value per share (in GBP per share)	£ 0.10			£ 0.25
Number of shares outstanding, at 1 January (in shares)	70,052,557,838	71,163,592,264	71,972,949,589
At 1 January	£ 7,005	£ 7,116	£ 7,197
Number of shares, issued under employee share schemes (in shares)	786,648,222	775,882,951	768,551,098
Issued under employee share schemes	£ 79	£ 78	£ 77
Number of shares, share buy-back programme (in shares)	0	(1,886,917,377)	(1,577,908,423)
Share buyback programme	£ 0	£ (189)	£ (158)
Number of shares outstanding, at 31 December (in shares)	70,839,206,060	70,052,557,838	71,163,592,264
At 31 December	£ 7,084	£ 7,005	£ 7,116